YYEM PURCHASE AGREEMENT	12 Months Ended
Apr. 30, 2024
Yyem Purchase Agreement
YYEM PURCHASE AGREEMENT

Note 13: YYEM PURCHASE AGREEMENT

On March 18, 2024, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) and a share exchange agreement (the “Share Exchange Agreement,” and together with the Share Purchase Agreement, the “Agreements”) to acquire a total of 70% of the issued and outstanding ordinary shares of Yuanyu Enterprise Management Co., Limited (“YYEM”), a Hong Kong company, from the sole shareholder of YYEM, Mr. Hongyu Zhou (the “Seller”), for a combined $56 million. The consummation of the transactions contemplated in the Agreements will result in a change in control of the Company as the shareholders of YYEM will become the owners 82.4% of the issued and outstanding shares of common stock of the Company (the “Common Stock”). As part of this transaction, as further described below under the heading of “The Separation Agreement”, the Company has agreed to sell its wholly owned subsidiary, Slinger Bag Americas Inc., to a newly established entity to be majority owned by Yonah Kalfa and Mike Ballardie.

The Acquisition Structure

Pursuant to the Share Purchase Agreement, the Company agreed to purchase, and the Seller agreed to sell, 2,000 ordinary shares of YYEM, representing 20% of the issued and outstanding ordinary shares of YYEM, for the purchase price of $16,500,000 (the “Share Purchase Consideration”), payable in cash (the “Share Purchase Transaction”). The Share Purchase Transaction closed on March 20, 2024. The $16,500,000 has been classified as an investment on the consolidated balance sheet as of April 30, 2024.

Pursuant to the Share Exchange Agreement, the Company has agreed to purchase, and the Seller has agreed to sell, 5,000 ordinary shares of YYEM, representing 50% of the issued and outstanding ordinary shares of YYEM, for 8,127,572 newly issued shares of Common Stock to the Seller (the “Share Exchange Transaction,” and together with the Share Purchase Transaction, the “Transactions”). The shares are expected to represent 82.4% of the issued and outstanding shares of Common Stock as of the date of the closing of the Share Exchange Transaction (the “Share Exchange Consideration”).

The Exchange Shares will be issued without registration under the Securities Act, in reliance upon a safe harbor for offshore transactions or an exemption from registration for transactions not involving a public offering and, as such, will constitute “restricted securities” within the meaning of Rule 144 under the Securities Act. Under Rule 144, the Exchange Shares generally may not be offered or sold publicly unless they have been held for at least six months and subject to other conditions.

Separation Agreement

In connection with the Exchange Transaction, the Company has agreed that at or prior to the closing date of the Acquisition (the “Closing Date”), it will enter into a separation agreement to sell, transfer and assign all or substantially all of its legacy business, assets and liabilities related to or necessary for the operations of its “Slinger Bag” business or products (the “Legacy Business”) to a newly established entity (“NewCo”), and that after the Closing Date, NewCo will have the sole right to and obligations of the Legacy Business and will be liable to the Company for any losses arising from third-party claims against the Company that arise from liabilities related to the Legacy Business (the “Separation”). NewCo will be owned by Yonah Kalfa and Mike Ballardie.

On a pro forma basis, as of April 30, 2024, the Legacy Business’ assets were approximately $5.1 million (which represents the assets of the Company as of January 31, 2024, minus, on a pro forma basis, the $16.5 million used for the purchase of 20% ownership of YYEM in April 2024), and the liabilities of the Legacy Business were $12.0 million (which represents the liabilities of the Company as of April 30, 2024).

Financial Accommodations

As an inducement to the Company to complete the Transactions, the Agreements provide that aggregate payments of (a) $4,500,000 shall be made to the Company in cash by YYEM and (b) $500,000 shall be made to NewCo (as defined under the header “The Separation Agreement”) in cash by YYEM, as follows: (i) $800,000 payable within two (2) business days of the date of the Agreements; (ii) $1,200,000 payable within three (3) business days of the Company changing its ticker symbol from “CNXA” to “YYAI,” or such other symbol as the parties may agree; (iii) $2,000,000 payable at the Closing and (iv) $500,000 to be paid within 30 days from the Closing Date and paid to NewCo. Out of the $4,500,000, the Company paid $2,142,857 to certain companies for arranging the Transactions.

Management following the Acquisition

At or after the Closing, the Board of Directors shall comprise those individuals designated by YYEM Seller, and all current members of the Board of Directors shall resign with such resignation being effective on the later of the Closing or the appointment or election of the new directors.

Closing Conditions

The Share Exchange, as amended, provides that:

●	on or before the Closing Date, the Company shall obtain approval from holders of shares of Common Stock for the Share Exchange Transaction and other matters related to the Share Exchange Transaction. Such stockholder approval was received on May 15, 2024;
●	on or before the Closing Date, the Company shall obtain approval from Nasdaq for the Reverse Stock Split of the Common Stock at a ratio to be determined by the parties;
●	as a condition to Closing, from the date of the Exchange Agreement through the Closing Date, the existing shares of Common Stock shall have been continually listed on Nasdaq, and the Company shall have not received a determination from Nasdaq indicating that the Common Stock will be delisted from Nasdaq; and
●	the Company and YYEM shall cooperate to effectuate a reverse stock split, obtain approval from Nasdaq of a new listing application to be submitted to Nasdaq in connection with the Share Exchange Transaction, and provide such information as is necessary for the Company to obtain shareholder approval of the Share Exchange Transaction and other matters relating thereto. The shareholder approval was obtained on May 15, 2024, and a new listing application was submitted to Nasdaq in May 2024, which is currently under review by Nasdaq and the 1:20 reverse split took place on 27 June 2024.

We cannot provide assurance as to when, or if, all of the closing conditions will be satisfied or waived by the relevant party. As of the date of this prospectus, we have no reason to believe that any of the conditions will not be satisfied.

Closing Deliverables

At the Closing, the Company shall deliver to YYEM Seller the following:

●	copies of all resolutions of the Board of Directors authorizing the execution, delivery, and performance of the Exchange Agreement and the other agreements, instruments, and documents required to be delivered in connection with the Exchange Agreement or at the Closing to which the Company is a party and the consummation of the transactions contemplated hereby and thereby;

●	the Exchange Shares;

●	all documents, instruments, agreements and certificates that may be deliverable in connection with the performance or fulfillment of the conditions under Section 6.01 and Section 6.03 of the Exchange Agreement that are relevant to the Company;

●	a duly executed bought and sold note, as applicable; and

●	all other documents, instruments and writings which may be reasonably requested by YYEM Seller to be delivered by the Company at or prior to the Closing pursuant to the Exchange Agreement.

At the Closing, YYEM Seller shall deliver to the Company the following:

●	payment of the Closing Cash Payment (as defined in the Exchange Agreement);

●	a good standing certificate (or its equivalent) for YYEM from the relevant governmental authority of Hong Kong, if applicable, and each other jurisdiction where YYEM is qualified, registered, or authorized to do business, if any;

●	if the YYEM shares are represented by certificates, such certificates duly endorsed for transfer by YYEM Seller, as applicable;

●	a counterpart to any consents required in connection with the transactions contemplated by the Exchange Agreement;

●	all documents, instruments, agreements and certificates that may be deliverable in connection with the performance or fulfillment of the conditions under Section 6.01 and Section 6.02 of the Exchange Agreement that are relevant to YYEM Seller;

●	a duly executed bought and sold note as may be required under the law of Hong Kong; and

●	all other documents, instruments and writings which may be reasonably requested by YYEM Buyer to be delivered by YYEM Seller and YYEM at or prior to the Closing pursuant to the Exchange Agreement.

Termination

The Exchange Agreement may be terminated by mutual written consent of the Company and the YYEM Seller at any time before the Closing or by either the Company or the YYEM Seller at any time before the Closing if the Share Exchange Transaction has not been consummated by the date that is 180 days from the date of the Exchange Agreement (the “Termination Date”) or if any party breaches the Exchange Agreement with respect to the closing conditions and such breaches cannot be cured by the Termination Date. If the Exchange Agreement is terminated by the Company unilaterally and of its own volition other than due to the aforementioned termination conditions, the Company shall be liable for a termination fee in the amount of three times the fees and costs incurred by the YYEM Seller in connection with the Share Exchange Transaction up to a maximum amount in the aggregate of $600,000, with certain exceptions, including, but not limited to lack of SEC or Nasdaq approval of the Share Exchange Transaction or lack of approval from holders of shares of Common Stock.